Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable

Note 7 — Accounts Receivable, Net

Accounts receivable consisted of the following:

	December 31, 2012	December 31, 2011

Accounts Receivable	$170,600	$1,078,084
Less: Allowance for Doubtful Accounts	—	—

Net	$170,600	$1,078,084